Consolidated Balance Sheets (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Net of allowance for doubtful accounts (in Dollars)	$ 3,680,803	$ 2,886,223
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	87,552,800	87,532,800
Common stock, shares outstanding	85,475,666	87,348,234
Treasury stock, shares	2,077,134	184,566
Treasury stock, average price (in Dollars per share)	$ 2.11	$ 2.75
Restricted portion of accumulated deficit (in Dollars)	$ 4,422,033	$ 4,422,033